   UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

___________

FORM 8-K

Amendment No. 1

___________

CURRENT REPORT

Pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934

Date of Report (Date Of Earliest Event Reported):  March 1, 2011

TOTAL NUTRACEUTICAL SOLUTIONS, INC.

 (Exact name of registrant as specified in charter)

Commission File Number:  000-53493

Nevada	26-0561199
(State or other jurisdiction of incorporation or organization)	(I.R.S. Employer Identification No.)

80 Columbia Street Stevenson, Washington	98648
(Address of principal executive offices)	(Zip Code)

(509) 427-5132
(Registrant’s telephone number, including area code)

(Former name or former address, if changed since last report)

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

[  ]   Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)

[  ]   Soliciting material pursuant to Rule 14a-12 under the Exchange Act(17CFR240.14a-12)

[  ]   Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act(17CFR240.14d-2(b))

[  ]   Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act(17CFR240.13e-4(c))

Item 4.01 Changes in Registrant's Certifying Accountant.

(1)

Previous Independent Registered Public Accounting Firm

(i)

On March 7, 2011, Total Nutraceutical Solutions, Inc. (“TNS”) dismissed its independent registered public accounting firm, Li & Company, P.C.

(ii)

TNS engaged Li & Company on August 4, 2009 and Li & Company audited our financial statements for the fiscal year ended December 31, 2009 and for the transition period from August 1, 2008 to December 31, 2008 .  Li & Company’s report on our financial statements for the fiscal year ended December 31, 2009 and for the transition period from August 1, 2008 to December 31, 2008 did not contain any adverse opinion or disclaimer of opinion and the report was not qualified or modified as to uncertainty, audit scope or accounting principles other than a note as to the ability of TNS to continue as a going concern.

(iii)

Our Board of Directors made the decision to authorize our management to dismiss our independent registered public accounting firm.

(iv)

During the period of our engagement of Li & Company from August 4, 2009 through March 7, 2011, including the audit of our financial statements for the fiscal year ended December 31, 2009, (a) there were no disagreements with Li & Company on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of the Li & Company, would have caused it to make reference thereto in its reports on the financial statements for such years and (b) there were no “reportable events” as described in Item 304(a)(1)(v) of Regulation S-K.

(v)

Prior to filing this report we provided Li & Company with a copy of the foregoing disclosures and requested that Li & Company furnish us with a letter addressed to the Securities & Exchange Commission stating whether it agrees with the above statements, and if not, stating the respects with which it does not agree.  We have received  such letter from Li & Company and we have included the letter as Exhibit 16.1 to this Amendment No. 1 to this Form 8-K.

(2)

New Independent Registered Public Accounting Firm

Peterson Sullivan LLP was appointed by the Board of Directors of TNS as its new independent registered public accounting firm on March 1, 2011 to audit and review the its financial statements for the fiscal year ended December 31, 2010.  During our two most recent fiscal years and through March 1, 2011, we did not consult Peterson Sullivan LLP regarding:

(i)

either the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on our financial statements, and neither a written report was provided to us or oral advice was provided that the new accountant concluded was an important factor considered by us in reaching a decision as to the accounting, auditing or financial reporting issue; or

(ii)

any matter that was either the subject of a disagreement as defined in paragraph 304(a)(1)(iv) of Regulation S-K or a reportable event as described in paragraph 304(a)(1)(v) of Regulation S-K.

Item 9.01

Financial Statements and Exhibits.

    (d)  Exhibits.

Exhibit #	Description
16.1	Letter from Li & Company, P.C. dated March 18, 2011

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TOTAL NUTRACEUTICAL SOLUTIONS, INC. (Registrant)

Date: March 18 , 2011	By:	/s/ Marvin S. Hausman, M.D.
Marvin S. Hausman, M.D. President and CEO